Significant Accounting Policies (Details) - Schedule of Depreciation Calculated at Equal Annual Rates	12 Months Ended
Dec. 31, 2023
Furniture and office equipment [Member]
Depreciation Calculated at Equal Annual Rates [Line Items]
Depreciation	7.00%
Computers and electronic equipment [Member] | Top of range [member]
Depreciation Calculated at Equal Annual Rates [Line Items]
Depreciation	33.00%
Computers and electronic equipment [Member] | Bottom of range [member]
Depreciation Calculated at Equal Annual Rates [Line Items]
Depreciation	15.00%
Molds and production equipment [Member]
Depreciation Calculated at Equal Annual Rates [Line Items]
Depreciation	33.00%
Leasehold improvements [Member] | Top of range [member]
Depreciation Calculated at Equal Annual Rates [Line Items]
Depreciation	5.00%
Leasehold improvements [Member] | Bottom of range [member]
Depreciation Calculated at Equal Annual Rates [Line Items]
Depreciation	10.00%